Revenue Disaggregation (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Disaggregation
Schedule of revenue by timing of recognition

	For the Year Ended December 31,
	2021	2022	2023
Revenue recognized at a point in time	26,917,836	45,150,485	123,623,481
Including: Vehicle sales	26,128,469	44,106,434	120,294,667
Other sales and services	789,367	1,044,051	3,328,814
Revenue recognized over time	91,943	136,331	227,851
Total	27,009,779	45,286,816	123,851,332